SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share options:
Options outstanding, granted in period (in shares)	750,000	0
Options, outstanding (in shares)	1,505,000	1,841,000
Weighted average assumptions used:
Expected dividend yield (in percent)	0.00%
Outstanding:
Options outstanding, beginning of year (in shares)	1,841,000
Options outstanding, granted in period (in shares)	750,000	0
Options outstanding, forfeitures in period (in shares)	(205,000)
Options outstanding, lapsed in period (in shares)	(881,000)
Option outstanding, end of year (in shares)	1,505,000	1,841,000
Weighted average exercise price:
Weighted average exercise price, options, outstanding, beginning of year (USD per share)	$ 24.62
Weighted average exercise price, options, grants in period (USD per share)	10.97
Weighted average exercise price, options, forfeitures in period (USD per share)	23.46
Weighted average exercise price, options, lapsed in period (USD per share)	25.19
Weighted average exercise price, options, outstanding, end of year (USD per share)	$ 17.65	$ 24.62
Weighted average remaining contractual term, options, outstanding (in years)	1 year 7 months 6 days	1 year 2 months 12 days
Options exercisable, outstanding (in shares)	755,000	1,717,000	2,221,000
Options exercisable, weighted average exercise price (USD per share)	$ 24.28	$ 24.46	$ 30.74
Options exercisable, weighted average remaining contractual term (in years)	9 months 18 days	1 year 2 months 12 days	1 year 8 months 12 days
Intrinsic value of share options outstanding and exercisable	$ 0	$ 0	$ 0
Total fair value of share options fully vested in the year	1,595	3,175	8,967
Compensation cost recognized in the consolidated statement of income	1,434	2,274	7,148
Share options cost capitalized	$ 16	$ 110	$ 608
LTIP
Share options:
Vesting term	2 years
Term	3 years
Golar Scheme
Share options:
Options, outstanding (in shares)	1,500,000	1,800,000	2,700,000
Outstanding:
Options outstanding, beginning of year (in shares)	1,800,000	2,700,000
Option outstanding, end of year (in shares)	1,500,000	1,800,000	2,700,000
Employee Stock Options
Weighted average assumptions used:
Risk free interest rate (in percent)	0.20%
Expected volatility of common stock (in percent)	85.00%
Expected dividend yield (in percent)	0.00%
Expected term of options (in years)	2 years 3 months 18 days
Weighted average exercise price:
Total unrecognized compensation cost	$ 1,800
Weighted average period of recognition for unrecognized compensation cost (in years)	1 year 4 months 24 days
Employee Stock Options | LTIP
Share options:
Number of shares authorized for grant (in shares)	3,000,000